Long-Term Borrowings	12 Months Ended
Dec. 31, 2021
Long-Term Borrowings
Long-Term Borrowings

Note 18. Long-Term Borrowings

	December 31,	December 31,
	2020	2021

	(in thousands)
Unsecured borrowings	$58,500	52,500
Less: current portion	(6,000)	(6,000)
Total	$52,500	46,500
Unused long-term credit lines	$40,000	40,000
Interest rate	0.68819%~ 0.92112%	0.62467%~ 0.73055%
Duration	2020/8/4~ 2030/9/2	2020/8/4~ 2030/9/2

The Company entered into unsecured borrowings with Chang Hwa Bank, in the amount of $40,000 thousand on August 4, 2020 and $20,000 thousand on September 2, 2020, respectively, with a term of ten years.  Funding from long-term unsecured borrowings was used to repay the existing debts of financial institutions and broaden the Company’s working capital.

As of December 31, 2020 and 2021, for enhancing the guaranty, land and building and improvements totaling $71,116 thousand and $67,810 thousand are pledged as collateral.  Please refer to Note 27.

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Year ended December 31,
	2020	2021

	(in thousands)
Balance at beginning of year	$-	58,500
Change from financing activities:
Proceeds from borrowings	60,000	-
Repayments of borrowings	(1,500)	(6,000)
Total changes from financing activities	58,500	(6,000)
Balance at end of year	$58,500	52,500